Investments in Unconsolidated Entities (Details) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 26, 2021	Nov. 20, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 25, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 21, 2021	May 14, 2021	Jan. 04, 2021
Schedule of Equity Method Investments [Line Items]
Amortization expense				$ 2,700,000		$ 0	$ 3,512,000	$ 0	$ 318,054
Gain on equity method investment through the step-acquisition				$ 0		$ 0	$ 640,000	$ 0
Glocal
Schedule of Equity Method Investments [Line Items]
Equity method investment percentage		43.46%
Purchase price of equity method investment		$ 57,400,000	$ 57,367,200
Amortization expense			$ 500,000		$ 1,100,000				$ 495,417
Glocal
Schedule of Equity Method Investments [Line Items]
Gain on equity method investment through the step-acquisition	$ 600,000
Step acquisition, ownership percentage after transaction	89.40%			92.20%			92.20%
Acquisition percentage	45.94%									1.80%	1.00%	2.80%